[Chapman and Cutler LLP Letterhead]

August 11, 2020

Division of Investment Management
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Amplify ETF Trust
(Registration Nos. 333-207937 and 811-23108)

To Whom It May Concern:

On behalf of the Amplify ETF Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 154 and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 159 to the Registrant’s registration statement on Form N-1A (the “Amendment”). The Amendment relates to Amplify Lithium & Battery Technology ETF (formerly Amplify Advanced Battery Metals and Materials ETF), a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act and will become effective in 60 days.

If we may cooperate with you in any way in the processing of the Registration Statement, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L. Draney

Enclosure